Principal Accounting Policies - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Jan. 01, 2021
Finite-Lived Intangible Assets [Line Items]
Cash equivalents			$ 0	$ 10,000.0
Impairment Losses, Investments			626,000	0		$ 0
Impairment of long-lived assets (excluding goodwill)			0	0		0
Impairment of long-lived assets			0	0		0
Deferred offering costs			$ 2,300	0
Value added tax rate			6.00%
Advances from customers			$ 9,068,000	1,339,000
Contract with customer, liability, revenue recognized			700,000	900,000		600,000
Marketing and advertising costs			3,200,000	1,600,000		1,200,000
Deferred tax liabilities, uncertain tax positions			$ 0	0		0
Dividends	$ 0	$ 0		0		0
Number of operating segments			1
Number of reportable segments			1
Right-of-use asset			$ 7,436,000	0
Operating lease, liability			$ 7,409,000	6,776,000	[1]
Measurement period			1 year
Goodwill			$ 56,142,000	3,089,000
Contract with customer, Asset after allowance for credit loss			1,000,000.0	0
Short-term Investments [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment Losses, Investments			0	0		$ 0
Accounting Standards Update 2016-02
Finite-Lived Intangible Assets [Line Items]
Right-of-use asset							$ 6,500,000
Operating lease, liability							$ 6,500,000
Agora [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill			3,100,000	$ 3,100,000
Easemob [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 53,000,000.0
No Individual Customer | Revenue Benchmark | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage			10.00%	10.00%		10.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life			5 years

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2021.